POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 14, 2013 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

PowerShares Financial Preferred Portfolio (the "Fund") utilizes a representative sampling approach in seeking investment results that generally correspond, before fees and expenses, to its underlying index. Accordingly, effective immediately, the Prospectus is changed as follows:

•  On page 14, the following sentence is added to the end of first paragraph in the section titled "PowerShares Financial Preferred Portfolio—Summary Information—Principal Investment Strategies":

The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a "sampling" methodology to seek to achieve its investment objective.

•  On page 15, under the section titled "PowerShares Financial Preferred Portfolio—Summary Information—Principal Risks of the Fund," the subsection titled "Non-Correlation Risk" is deleted and replaced with the following:

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund's use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

•  On page 15, under the section titled "PowerShares Financial Preferred Portfolio—Summary Information—Principal Risks of the Fund," the following subsection titled "Sampling Risk" is added immediately following the subsection titled "Market Trading Risk":

Sampling Risk. The Fund's use of a representative sampling approach may result in its holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the

Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

•  On page 29, under the section titled "Additional Information About the Funds' Strategies and Risks," the second paragraph in the subsection titled "Principal Investment Strategies" is deleted and replaced with the following:

Each Fund (except PowerShares Financial Preferred Portfolio) generally invests in all of the securities comprising its Underlying Index in proportion to the weightings of the securities in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, a Fund may purchase a sample of securities in its Underlying Index as a whole. There also may be instances in which the Adviser may choose to (i) overweight a security in an Underlying Index, (ii) purchase securities not contained in an Underlying Index that the Adviser believes are appropriate to substitute for certain securities in the Underlying Index, or (iii) utilize various combinations of other available investment techniques, in seeking to track an Underlying Index.

For PowerShares Financial Preferred Portfolio, because of the practical difficulties and expense of purchasing all of the securities in the Fund's Underlying Index, the Fund does not purchase all of the securities in its Underlying Index; instead, the Fund utilizes a "sampling" methodology to seek to achieve its investment objective. Sampling means that the Adviser uses a quantitative analysis to select securities from the Fund's Underlying Index universe to obtain a representative sample of securities that have, in the aggregate, investment characteristics similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These performance attributes and other characteristics include industry weightings, market capitalization and other financial characteristics of securities. The Adviser generally expects the Fund to hold less than the total number of securities in its Underlying Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

•  Beginning on page 37, under the section titled "Additional Information About the Funds' Strategies and Risks—Principal Risks of Investing in the Funds," the first paragraph in the subsection "Non-Correlation Risk" is deleted and replaced with the following:

A Fund's return may not match the return of its Underlying Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to its Underlying Index and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. A Fund's use of a representative sampling approach may cause that Fund not to be as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in that Underlying Index. In addition, the performance of a Fund and its Underlying Index may vary due to asset valuation differences and differences between a Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints. A Fund may fair value certain of the securities it holds. To the extent a Fund calculates its NAV based on fair value prices, the Fund's ability to track its Underlying Index may be adversely affected. Since an Underlying Index is not subject to the tax diversification requirements to which the Funds must adhere, a Fund may be required to deviate its investments from the securities and relative weightings of its Underlying Index. A Fund may not invest in certain securities included in its Underlying Index due to liquidity constraints. Liquidity constraints may delay a Funds' purchase or sale of securities included in their Underlying Index. For tax efficiency purposes, a Fund may sell certain securities to realize losses, causing it to deviate from its Underlying Index.

•  On page 37, under the section titled "Additional Information About the Funds' Strategies and Risks—Principal Risks of Investing in the Funds," the following section titled "Sampling Risk" is added immediately following the subsection titled "Market Trading Risk":

Sampling Risk

PowerShares Financial Preferred Portfolio's use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Please Retain This Supplement For Future Reference.

P-PS-PRO-1 SUP-3 061413

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 14, 2013 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2012

PowerShares Financial Preferred Portfolio (the "Fund") utilizes a representative sampling approach in seeking investment results that generally correspond, before fees and expenses, to its underlying index. Accordingly, effective immediately, the Statement of Additional Information is changed as follows:

•  On page 6, under the section titled "Investment Strategies and Risks," the fourth sentence of the first paragraph in the subsection titled "Investment Strategies" is deleted and replaced with the following:

PowerShares Financial Preferred Portfolio may use a "sampling" methodology to seek to achieve its investment objective, which may cause that Fund not to be as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in such Underlying Index.

•  Beginning on page 6, under the section titled "Investment Strategies and Risks," the second sentence of the fifth paragraph in the subsection titled "Investment Risks" is deleted and replaced with the following:

In addition, PowerShares Financial Preferred Portfolio may use a representative sampling approach, which may cause that Fund not to be as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in the Underlying Index.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-7 061413